Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Schwab Investments
Entity Central Index Key	0000869365
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Schwab 1000 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab 1000 Index® Fund
Class Name	Schwab 1000 Index® Fund
Trading Symbol	SNXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1000 Index Fund	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 21.18%. The Russell 1000
®
Index, which serves as
the fund’s regulatory index and provides a broad measure of market performance, returned 21.14%. The fund generally invests in securities that are included in the Schwab 1000 Index
®
, which returned 21.22% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Schwab 1000 Index
®
may be
attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Health care sector securities, including UnitedHealth Group, Inc.
■

Real estate sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Communication services sector securities
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index
®
. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (04/02/1991) 1	21.18%	16.89%	14.22%
Russell 1000 ® Index 2	21.14%	17.05%	14.39%
Schwab 1000 Index ®	21.22%	16.94%	14.29%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index
®
. The fund does not seek to track the regulatory index.

Performance Inception Date	Apr. 02, 1991
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 20,543,000,000
Holdings Count | Holdings	999
Advisory Fees Paid, Amount	$ 9,255,701
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$20,543
Number of Holdings (excludes derivatives)	999
Portfolio Turnover Rate (excludes in-kind transactions)	3%
Advisory Fees Paid by the Fund	$9,255,701
Weighted Average Market Cap (millions)	$1,371,258
Price/Earnings Ratio (P/E)	28.1
Price/Book Ratio (P/B)	4.9
Dividends Received Deduction	92.61%
Qualified Dividend Income	$209,249,287
Qualified Business Income (199A)	$9,135,128

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this
report
use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On June 5, 2025, the Board of Trustees authorized a 10-for-1 share split for the fund, which applied to shareholders of re co
rd as of
the close of U.S. markets on August 14, 2025. Certain of the fund’s financial statements were retroactively adjusted for the period ended October 31, 2025, and all prior periods, to reflect the share split.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.